Derivatives (Estimated Fair Value of Derivatives Assets and Liabilities after Master Netting Agreements and Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting Derivative Assets [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ 260	$ 342
Derivative Asset, Not Offset, Policy Election Deduction	(65)	(33)
Derivative Asset, Collateral, Obligation to Return Cash, Offset	(189)	(305)
Derivative Asset, Fair Value, Amount Offset Against Collateral	6	4
Derivative Asset, Collateral, Obligation to Return Securities, Offset	(5)	(3)
Derivative Asset, Fair Value, Offset Against Collateral, Net of Not Subject to Master Netting Arrangement, Policy Election	1	1
Offsetting Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	111	141
Derivative Liability, Not Offset, Policy Election Deduction	(65)	(33)
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral	46	108
Derivative Liability, Collateral, Right to Reclaim Securities, Offset	(45)	(108)
Derivative Liability, Fair Value, Offset Against Collateral, Net of Not Subject to Master Netting Arrangement, Policy Election	$ 1	$ 0